INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of inventories

	2019	2020
Components	351	560
SIM cards and blank prepaid vouchers	154	265
Others	172	226
Total	677	1,051
Provision for obsolescence
Components	(62)	(37)
SIM cards and blank prepaid vouchers	(28)	(28)
Others	(2)	(3)
Total	(92)	(68)
Net	585	983

Schedule of movements in the provision for obsolescence

	2019	2020
Beginning balance	67	92
Provision recognized during the year	25	1
Inventory written off	—	(25)
Ending balance	92	68